Organization and Business Description - Narrative (Details)	Jul. 10, 2025	Apr. 24, 2024 USD ($) shares	Apr. 24, 2024 HKD ($) shares	Apr. 24, 2024 HKD ($) $ / shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deferred offering costs		$ 1,818,278		$ 14,123,843
Stockholders' equity note, stock split, conversion ratio	0.125
IPO
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares		208,360	208,360
Sale of stock, price per share (in USD per share) | $ / shares				$ 36
Net proceeds from IPO		$ 5,689,251	$ 44,376,168
Payments for stock issuance costs		1,234,108	$ 9,626,043
Deferred offering costs		$ 576,643		$ 4,497,815